Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements [Abstract]
FUTURE ACCOUNTING PRONOUNCEMENTS

3. FUTURE ACCOUNTING PRONOUNCEMENTS

The Company considers the applicability and impact of all ASUs issued by FASB. The following updates have been issued by FASB, but have not yet been adopted by Emera. Any ASUs not included below were assessed and determined to be either not applicable to the Company or have insignificant impact on the consolidated financial statements.

Revenue from Contracts with Customers

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which creates a new, principle-based revenue recognition framework, codified as Accounting Standards Codification (“ASC”) Topic 606. The FASB issued amendments to ASC Topic 606 during 2016 to clarify certain implementation guidance and to reflect scope improvements and practical expedients. The guidance will require additional disclosures regarding the nature, amount, timing and uncertainty of revenue and related cash flows arising from contracts with customers. This guidance will be effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017 and will allow for either full retrospective adoption or modified retrospective adoption. The Company will adopt this guidance effective January 1, 2018, using the modified retrospective approach.

The Company implemented a revenue recognition project plan in 2016. In Q1 2017, the Company concluded that the accounting for contributions in aid of construction will be out of the scope of the new standard. In Q2 2017, the Company completed an analysis of material regulated revenue streams and collectability risk and concluded that there will be no material changes on adoption of this standard. In Q3 2017, the Company completed an analysis of material unregulated revenue streams and concluded that there will be no material changes on adoption of this standard. The Company also evaluated the disclosure requirements and determined that the disaggregation of revenue information required by the new standard will not have a significant impact on the Company’s information gathering processes and procedures as the revenue information required by the standard is consistent with historical revenue information gathered by the Company for financial reporting purposes. The Company continues to monitor the assessment of ASC Topic 606 by the AICPA Power and Utilities Revenue Recognition Task Force for developments.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Recognition and Measurement of Financial Assets and Financial Liabilities. The standard provides guidance for the recognition, measurement, presentation and disclosure of financial assets and liabilities. This guidance will be effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017.

The standard requires investments in equity securities, except those accounted for under the equity method of accounting or those that result in consolidation, to be measured at fair value. The Company will elect to measure equity securities that do not have a readily determinable fair value, at cost minus impairment (if any), plus or minus observable price changes resulting from transactions for the identical or a similar investment of the same issuer. The standard eliminates the available-for-sale classification for equity investments that recognized changes in the fair value as a component of other comprehensive income, resulting in all changes in fair value being recognized in net income. The increase in volatility of Other income (expense), net as a result of the remeasurement of equity investments is not expected to be significant. The Company will adopt this guidance effective January 1, 2018 with a cumulative-effect adjustment of approximately $3 million to retained earnings in the Consolidated Balance Sheet.

Leases

In February 2016, the FASB issued ASU 2016-02, Leases. The standard, codified as ASC Topic 842, increases transparency and comparability among organizations by recognizing lease assets and liabilities on the balance sheet for leases with terms of more than 12 months. Under the existing guidance, operating leases are not recorded as assets and liabilities on the balance sheet. The effect of leases on the Consolidated Statements of Income and the Consolidated Statements of Cash Flows is largely unchanged. The guidance will require additional disclosures regarding key information about leasing arrangements. This guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2018. Early adoption is permitted, and is required to be applied using a modified retrospective approach.

In January 2018, the FASB issued an amendment to ASC Topic 842 which permits companies to elect an optional transition practical expedient to not evaluate existing land easements under the new standard if the land easements were not previously accounted for under existing lease guidance.  In November 2017, the FASB voted to amend ASC Topic 842 to allow companies to elect not to restate their comparative periods in the period of adoption when transitioning to the standard. The amendment is expected to be finalized in Q1 2018.

The Company is in the process of evaluating the impact of adoption of this standard on its financial statements and disclosures. In Q3 2017, the Company implemented a project plan. In Q4 2017, the Company began execution of the project plan, including training sessions with key stakeholders throughout the organization and gathering detailed information on existing lease arrangements. This includes evaluating the available practical expedients, calculating the lease asset and liability balances associated with individual contractual arrangements and assessing the disclosure requirements. The Company continues to monitor FASB amendments to ASC Topic 842.

Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments. The standard provides guidance regarding the measurement of credit losses for financial assets and certain other instruments that are not accounted for at fair value through net income, including trade and other receivables, debt securities, net investment in leases, and off-balance sheet credit exposures. The new guidance requires companies to replace the current incurred loss impairment methodology with a methodology that measures all expected credit losses for financial assets based on historical experience, current conditions, and reasonable and supportable forecasts. The guidance expands the disclosure requirements regarding credit losses, including the credit loss methodology and credit quality indicators.

This guidance will be effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2019. Early adoption is permitted for annual reporting periods, including interim periods after December 15, 2018 and will be applied using a modified retrospective approach. The Company is currently evaluating the impact of adoption of this standard on its consolidated financial statements.

Clarifying the Definition of a Business

In January 2017, the FASB issued ASU 2017-01, Clarifying the Definition of a Business. The standard provides guidance to assist entities with evaluating when a set of transferred assets and activities is a business. This guidance will be effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017, with early adoption permitted and is required to be applied prospectively. The adoption of this standard will not have an impact on the Company’s consolidated financial statements.

Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

In March 2017, the FASB issued ASU 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. The guidance requires the service cost component of defined benefit pension or other postretirement benefit plans to be reported in the same line items as other compensation costs. The other components of net benefit cost are required to be presented in the Consolidated Statements of Income outside of income from operations. Only the service cost component will be eligible for capitalization as property, plant and equipment under this guidance. This guidance will be effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017. The guidance is required to be applied retrospectively for presentation in the Consolidated Statements of Income and prospectively for the guidance limiting capitalization. In Q4, 2017 the Company completed an analysis of the impact of the adoption of this standard on the consolidated financial statements and concluded that the impact on the balance sheet will be minimal. The other components of net benefit cost that will be required to be presented outside of income from operations in the Consolidated Statements of Income on adoption are $28 million for the year ended December 31, 2017. The Company will adopt this guidance effective January 1, 2018.

Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB issued ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities, which amends the hedge accounting recognition and presentation requirements in ASC Topic 815. This standard improves the transparency and understandability of information about an entity’s risk management activities by better aligning the entity’s financial reporting for hedging relationships with those risk management activities and simplifies the application of hedge accounting. The standard will make more financial and nonfinancial hedging strategies eligible for hedge accounting, amends the presentation and disclosure requirements for hedging activities and changes how entities assess hedge effectiveness. This guidance will be effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2018, with early adoption permitted, and is required to be applied using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of this standard on the consolidated financial statements.